LifeX 2060 Inflation-Protected Longevity Income ETF Investment Strategy - LifeX 2060 Inflation-Protected Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions. When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of September 2, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds is approximately 14.7 years. The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors by making predictable monthly distributions consisting of income and principal from its investment (the “LifeX Income ETFs”). Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in 2060. The Fund intends to liquidate in December 2060 and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year. The Adviser expects that investors will have a choice in the year in which they reach age 80: 1.Distributions for the full term through 2060: An investor may remain invested in the Fund to continue to receive monthly inflation-linked distributions through 2060. See “Distributions” for more information about the Fund’s intended distribution schedule. 2.Distributions for the investor’s lifetime up to age 100: Beginning in 2028, the Adviser expects to make available a series of closed-end funds (each, a “Closed-End Fund”), each of which will only be available to investors born in a specified calendar year (the “Modeled Cohort”). Investors will have the option in the year in which they reach age 80 to invest in a corresponding Closed-End Fund. As discussed further below under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing — Closed-End Fund Availability Risk”, there are currently no Closed-End Funds available and the Closed-End Funds may not become available as intended. The purpose of each Closed-End Fund would be to enable members of the Modeled Cohort to receive a higher distribution rate than a LifeX Income ETF with a similar end year. For example, a Closed-End Fund is expected to have a lower net asset value per share than the Fund, and thus to cost less per share, resulting in a higher distribution rate than the Fund. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed-End Funds for the Modeled Cohort: one per gender. Prior to investing in such Closed-End Fund, investors should consider its distribution rate, which can be calculated by dividing the intended annualized distribution by the price per share of such Closed-End Fund.. Members of the applicable Modeled Cohort would not be required to sell their Fund shares to purchase Closed-End Fund share, and members of the applicable Modeled Cohort may choose to invest in a mix of Fund and Closed-End Fund shares. Each Closed-End Fund is intended to liquidate in December of the year in which its Modeled Cohort turns age 100 and to have distributed substantially all of its assets by that time, at which point it will distribute proceeds from the liquidation, if any, to its shareholders. There will be no further distributions from any Closed-End Fund beyond that year. In deciding whether to invest in a Closed-End Fund or remain invested in the Fund, an investor should consider the price of each fund at that time, as well as the following information:The FundClosed-End FundIntended Distributions$0.8333 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)$0.8333 per share per month multiplied by an inflation adjustment (as described under “Distributions” below)Intended HorizonUntil 2060For the rest of the investor’s life up to age 100Eligibility RequirementsN/AInvestor must be born in the year specified in each Closed-End Fund’s prospectusLiquidityNo restrictionsNo liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.Life ContingencyN/AShares will be cancelled for no value upon the death of the shareholder.Distributions. The Fund intends to make a distribution each month equal to $0.8333 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. In other words, the amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Although if the Consumer Price Index remains flat or decreases over a period of time the level of the Fund’s distributions will also remain flat or decrease accordingly, the adjustments for inflation will not lower the intended annual total distribution per share below $10.00 per share per year. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time. The principal component of each distribution is expected to be treated as a return of capital for income tax purposes, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. The primary differences between the Fund and each other LifeX Inflation-Protected Longevity Income ETF with respect to distributions are (i) the end year in which each Fund intends to case making monthly distributions and liquidate and (ii) the distribution rate of each Fund, which is calculated by dividing the current annualized distribution amount by the purchase price paid per share. Funds with a later end year are expected to have a higher price per share and thus a lower distribution rate than Funds with an earlier end year. The primary differences between the Fund and the LifeX Longevity Income ETF with the same end year are (i) the existence of the inflation adjustment and (ii) the distribution rate, which will initially be lower for the Fund than for the LifeX Longevity Income ETF with the same end year but will increase over time if inflation is positive. The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1. The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of 2060. The following table illustrates the amount of the Fund’s intended distributions for an investor who purchases 10,000 shares under several example inflation scenarios. For simplicity, only select years are shown. See “Principal Investment Risks——Interest Rate Risk” for more information on the distribution rates and “—Term Risk” for information on the Fund’s intended liquidation year.Year0% Inflation2% Inflation4% Inflation2025$8,550$8,550$8,5502040$8,550$11,507$15,3972050$8,550$14,027$22,7922060$8,550$17,099$33,738The distribution rate experienced by an investor in the Fund can be calculated by the current annualized distribution amount per share by the purchase price per share of the Fund, and will vary depending on when and at what price an investor purchases shares. The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.